Related-Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024
Debt Instrument [Line Items]
Long-term debt	$ 535,478	$ 487,025	$ 602,102
Loar Acquisition 13, LLC
Debt Instrument [Line Items]
Percentage of voting interests acquired	100.00%
Credit Agreement | Blackstone Alternative Credit Advisors LP and affiliates
Debt Instrument [Line Items]
Long-term debt	$ 527,300
Long-term debt, maturity, year one	6,600
Repayments of debt	$ 68,800	42,500
Credit Agreement | Blackstone Alternative Credit Advisors LP and affiliates | Loar Acquisition 13, LLC
Debt Instrument [Line Items]
Percentage of voting interests acquired	19.10%
Credit Agreement | Management Members of Blackstone Alternative Credit Advisors LP and affiliates
Debt Instrument [Line Items]
Long-term debt	$ 11,900
Long-term debt, maturity, year one	100
Repayments of debt	1,600	1,300
Additional Term Loan | Credit Agreement | Blackstone Alternative Credit Advisors LP and affiliates
Debt Instrument [Line Items]
Proceeds from issuance of debt	$ 53,000	$ 145,000